Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital [member]	Contributed surplus [member]	Accumulated Other Comprehensive Income (Loss) [member]	Accumulated Other Comprehensive Income (Loss) [member] Net unrealized gain (loss) on available-for-sale investments [member]	Accumulated Other Comprehensive Income (Loss) [member] Net (Loss) gain on derivatives designated as cash flow hedges [member]	Accumulated Other Comprehensive Income (Loss) [member] Net actuarial gain on defined benefit plans [member]	Accumulated Other Comprehensive Income (Loss) [member] Other [member]	Retained earnings [member]
Beginning balance at Dec. 31, 2014	$ 8,792	$ 1,632	$ 234	$ 503	$ 623	$ (119)	$ (3)	$ (1)	$ 6,423
Net income	1,270								1,270
Other comprehensive (loss) income	(517)			(517)	(546)	2	36	(9)
Dividends declared	(1,274)								(1,274)
Effect of share-based compensation including issuance of common shares	68	72	(4)
Shares issued for dividend reinvestment plan	43	43
Transfer of net actuarial gain on defined benefit plans				(36)			(36)		36
Ending balance at Dec. 31, 2015	8,382	1,747	230	(50)	77	(117)	(3)	(10)	6,455
Net income	323								323
Other comprehensive (loss) income	41			41	(34)	57	16	2
Dividends declared	(590)								(590)
Effect of share-based compensation including issuance of common shares	28	36	(8)
Shares issued for dividend reinvestment plan	15	15
Transfer of net actuarial gain on defined benefit plans				(16)			(16)		16
Ending balance at Dec. 31, 2016	8,199	1,798	222	(25)	43	(60)	(3)	(8)	6,204
Net income	327								327
Other comprehensive (loss) income	96			96	30	17	46	3
Dividends declared	(335)								(335)
Effect of share-based compensation including issuance of common shares	10	2	8
Shares issued for dividend reinvestment plan	6	6
Transfer of net actuarial gain on defined benefit plans				(46)			(46)		46
Ending balance at Dec. 31, 2017	$ 8,303	$ 1,806	$ 230	$ 25	$ 73	$ (43)	$ (3)	$ (5)	$ 6,242